Borrowings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payment schedule
Non-current	R$ 22,176,640	R$ 20,736,604
2018
Payment schedule
Non-current		2,379,757
2019
Payment schedule
Non-current	1,245,895	3,310,384
2020
Payment schedule
Non-current	2,199,869	2,442,493
2021
Payment schedule
Non-current	3,655,465	3,667,632
2022
Payment schedule
Non-current	1,801,844	1,745,936
2023
Payment schedule
Non-current	1,709,587	13,772
2024
Payment schedule
Non-current	2,539,216	2,461,086
2025
Payment schedule
Non-current	45,994	3,839
2026
Payment schedule
Non-current	44,239	1,391
2027
Payment schedule
Non-current	17,586
2028 and thereafter
Payment schedule
Non-current	R$ 8,916,945	R$ 4,710,314